Accounts Receivable (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Receivables [Abstract]
Accounts receivable	$ 207,542	$ 349,389	$ 791,728
Reserve for doubtful accounts
Accounts receivable, net	$ 207,542	$ 349,389	$ 791,728